Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Business and Basis of Presentation

1. Business and Basis of Presentation

Description of the Business

FREYR AS (the “Company”) was founded on February 1, 2018 and is incorporated and domiciled in Norway. The Company registered with the Norway Register of Business Enterprises on February 21, 2018. The Company is planning the development of lithium-ion battery facilities in Mo i Rana, Norway. The Company’s principal executive offices are in Mo i Rana, Norway.

FREYR’s mission and vision is to accelerate the decarbonization of the transportation sector and energy systems by delivering some of the world’s cleanest and most cost-effective batteries. FREYR aims to produce some of the most cost-competitive batteries with the lowest carbon footprints, which could further support the acceleration of the energy transition. FREYR is currently working to develop application of its in-licensed technology and planning the building of the battery factories in Mo i Rana. Planned principal operations have not yet commenced. As of March 31, 2021, FREYR has not derived revenue from its principal business activities. FREYR will initially target energy storage systems (“ESS”), marine applications, commercial vehicles and electric vehicles (“EV”) with slower charge requirements, and then plans to target additional markets, including consumer EVs, through both the licensing model and joint venture model. FREYR plans to produce faster charge battery cells for the broader consumer EV segment through the 24M platforms, as well as through the joint venture business model and potentially additional licensing partnerships.

Basis of Presentation and Principles of Consolidation

The Company’s condensed consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany accounts and transactions have been eliminated in the condensed consolidated financial statements herein.

The condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and the ability of the Company to obtain the necessary financing to support its operations. For the three months ended March 31, 2021, the Company, which is in the early stages of development, had no revenues, incurred a net loss of $11,887 thousand and had negative operating cash flows of $6,392 thousand. The Company believes that its current cash is insufficient to cover the expenses it expects to incur during the twelve months after the issuance of the accompanying financial statements. While these factors initially gave rise to substantial doubt about the Company’s ability to continue as a going concern, management has alleviated these doubts through a definitive business combination agreement (“BCA”) to merge with Alussa Energy Acquisition Corp. (“Alussa”) and certain other affiliated entities through a series of transactions (the “Business Combination”) entered into on January 29, 2021. The Business Combination is subject to approval by the shareholders of Alussa and the Company and other customary closing conditions. The Business Combination is anticipated to be accounted for as a reverse capitalization in accordance with U.S. GAAP. In connection with the Business Combination, a subscription agreement was entered into between an affiliate of Alussa and various investors for proceeds of $600,000 thousand (the “PIPE Investment”). The PIPE Investment is conditioned upon the closing of the Business Combination. The proceeds of the PIPE Investment, together with the amounts remaining in Alussa’s trust account following the closing of the Business Combination, will be retained by the post-combination business.

1. Business and Basis of Presentation

Description of the Business

FREYR AS (the “Company”) was founded on February 1, 2018 and is incorporated and domiciled in Norway. The Company registered with the Norway Register of Business Enterprises on February 21, 2018. The Company is planning the development of lithium-ion battery facilities in Mo i Rana, Norway. The Company’s principal executive offices are in Mo i Rana, Norway.

FREYR’s mission and vision is to accelerate the decarbonization of the transportation sector and energy systems by delivering some of the world’s cleanest and most cost-effective batteries. FREYR aims to produce some of the most cost-competitive batteries with the lowest carbon footprints, which could further support the acceleration of the energy transition. FREYR is currently working to develop application of its in-licensed technology and planning the building of the battery factories in Mo i Rana. Planned principal operations have not yet commenced. As of December 31, 2020, FREYR has not derived revenue from its principal business activities. FREYR will initially target energy storage systems (“ESS”), marine applications, commercial vehicles and electric vehicles (“EV”) with slower charge requirements, and then plans to target additional markets, including consumer EVs, through both the licensing model and joint venture model. FREYR plans to produce faster charge battery cells for the broader consumer EV segment through the 24M platforms, as well as through the joint venture business model and potentially additional licensing partnerships.

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) for annual financial information and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany accounts and transactions have been eliminated in the consolidated financial statements herein. Certain prior period amounts have been reclassified to conform to the current year presentation.

The consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and the ability of the Company to obtain the necessary financing to support its operations. For the year ended December 31, 2020, the Company, which is in the early stages of development, had no revenues, incurred a net loss of $9,605 thousand and had negative operating cash flows of $7,336 thousand. The Company believes that its current cash is insufficient to cover the expenses it expects to incur during the twelve months after the issuance of the accompanying financial statements. While these factors initially gave rise to substantial doubt about the Company’s ability to continue as a going concern, management has alleviated these doubts through a definitive business combination agreement to merge with Alussa Energy Acquisition Corp. (“Alussa”) and certain other affiliated entities through a series of transactions (the “Business Combination”). The Business Combination is subject to approval by the shareholders of Alussa and the Company and other customary closing conditions. See Note 16 — Subsequent Events for further information on the Company’s planned Business Combination.